Condensed Statements of Cash Flow (USD $)	1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2014
OPERATING ACTIVITIES
Net Loss	$ (22,606)	$ (15,566)	$ (38,172)
Adjustments to reconcile net income to net cash provided used for operations:
Stock-based compensation	2,100		2,100
Accounts payable	(511)	900	900
Prepaid expense			(511)
Net cash used by Operating Activities	(21,017)	(14,666)	(35,683)
INVESTING ACTIVITIES
Net cash flows used investing activities
FINANCING ACTIVITIES
Advances from shareholders	21,100	21,000	42,100
Net cash provided by Financing Activities	21,100	21,000	42,100
Net cash increase for period	83	6,334	6,417
Cash, at beginning		83
Cash, at end	83	6,417	6,417
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock issued for service	2,100		2,100
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes